STOCK-BASED COMPENSATION (Details Narrative) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 13, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 10, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested and unreleasef in period				2,005,000			2,005,000
Forfeited	1,705,000
Unvested forfeited	3,000,000
Stock-based compensation expense							$ 5,588,207	$ 5,590,486
Unreleased in period fair value		$ 16,439				16,439		$ 16,439
Share based compensation option vested				600,000				300,000
Share based compensation				$ 5,588,207			5,588,207	$ 5,590,486
Titan Merger Acquisition [Member] | Series C Preferred Stock [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation option vested						70,100		70,100
Share based compensation						$ 5,586,796		$ 5,586,796
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		0		$ 5,588,207		0	5,588,207	5,590,485	0
Unrecognized stock-based compensation		$ 0				0		0
Fair value of restricted shares that vested						$ 0	$ 7,020	$ 3,510	$ 0
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, stock award authorization										32,500,000
2023 Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, stock award authorization										32,500,000